CONTINGENCIES	12 Months Ended
Dec. 31, 2023
CONTINGENCIES
CONTINGENCIES

NOTE 11:  - CONTINGENCIES

Litigation:

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. In the opinion of management, the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Accruals for loss contingencies are recorded when a loss is probable, and the amount of such loss can be reasonably estimated.